CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (15,233)	$ (12,951)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,367	1,713
Depreciation	704	482
Increase in severance pay, net	131	162
Gain from sale of marketable securities	(277)
Amortization of the cash consideration of research and development funding arrangement		(211)
Realized gain from foreign currency derivative contracts	(24)	(91)
Decrease (increase) in interest receivables from short-term bank deposits	367	(384)
Decrease in trade receivable	7,400
Decrease (increase) in other accounts receivable and prepaid expenses	251	(599)
Decrease in long-term prepaid expenses	5	9
Decrease in deferred revenues	(189)	(736)
Decrease in trade payables and other accounts payable and accrued expenses	(2,233)	(389)
Net cash used in operating activities	(7,731)	(12,995)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	54,000	12,000
Investment in short-term bank deposits	(38,561)	(15,000)
Changes in restricted cash	85	(3)
Purchase of property and equipment	(701)	(615)
Proceeds from sales of marketable securities	266
Net cash provided by (used in) investing activities	15,089	(3,618)
Cash flows from financing activities:
Proceeds from exercise of options	1,190	551
Net cash provided by financing activities	1,190	551
Increase (decrease) in cash and cash equivalents	8,548	(16,062)
Cash and cash equivalents at the beginning of the period	10,777	25,643
Cash and cash equivalents at the end of the period	19,325	9,581
Supplemental disclosure of non-cash investing and financing activities:
Receivables from exercise of options	185
Receivables from foreign currency derivative contracts	84	145
Purchase of property and equipment	$ 144